Long-Term Debt (Credit Facility Pricing) (Details)		12 Months Ended																	12 Months Ended
	Dec. 31, 2013 Term B Facility [Member]	Dec. 31, 2013 Term B Facility [Member] Euro Based Loans [Member]	Dec. 31, 2013 Term B Facility [Member] U.S. Based Loans [Member]	Dec. 31, 2013 Consolidated Revolver [Member]	Dec. 31, 2013 Consolidated Revolver [Member] Minimum [Member]	Dec. 31, 2013 Consolidated Revolver [Member] Maximum [Member]	Dec. 31, 2013 Consolidated Revolver [Member] First Six Months [Member]	Dec. 31, 2013 Consolidated Revolver [Member] Euro Based Loans [Member]	Dec. 31, 2013 Consolidated Revolver [Member] U.S. Based Loans [Member]	Dec. 31, 2013 Consolidated Revolver [Member] Bankers' Acceptances [Member]	Dec. 31, 2013 Consolidated Revolver [Member] Canadian Prime Rate Loans [Member]	Dec. 31, 2013 Consolidated Revolver [Member] Letters of Credit [Member]	Dec. 31, 2012 U.S. Revolver [Member] Minimum [Member]	Dec. 31, 2012 U.S. Revolver [Member] Maximum [Member]	Dec. 31, 2012 U.S. Revolver [Member] Decline [Member]	Dec. 31, 2012 U.S. Revolver [Member] Euro Based Loans [Member]	Dec. 31, 2012 U.S. Revolver [Member] U.S. Based Loans [Member]	Dec. 31, 2012 U.S. Revolver [Member] Letters of Credit [Member]	Dec. 31, 2012 Canadian Revolver [Member] Minimum [Member]	Dec. 31, 2012 Canadian Revolver [Member] Maximum [Member]	Dec. 31, 2012 Canadian Revolver [Member] Decline [Member]	Dec. 31, 2012 Canadian Revolver [Member] Bankers' Acceptances [Member]	Dec. 31, 2012 Canadian Revolver [Member] Canadian Prime Rate Loans [Member]	Dec. 31, 2012 Canadian Revolver [Member] Letters of Credit [Member]
Credit Facility Pricing [Line Items]
Interest Rate Basis		LIBOR	U.S. base prime					LIBOR	U.S. base or Canadian prime rate	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate					LIBOR	U.S. bank prime					BA	Canadian bank prime
Applicable Margin		2.75%	1.75%
Amended Applicable Margin		2.25%	1.25%
Floor rate		0.75%
Applicable Margin - Minimum								1.50%	0.50%	1.50%	0.50%					1.75%	0.75%					1.50%	0.50%
Applicable Margin - Maximum								2.25%	1.25%	2.25%	1.25%					2.50%	1.50%					2.75%	1.75%
Applicable Margin - First Six Months								2.00%	1.00%	2.00%	1.00%
Amended Applicable Margin, Minimum								1.25%	0.25%	1.25%	0.25%
Amended Applicable Margin - Maximum								2.00%	1.00%	2.00%	1.00%
Applicable Margin - Decline Due to Amendment																0.75%	0.75%					0.625%	0.625%
Applicable Margin - Increase in Event of Default	2.00%			2.00%
Frequency of Payments		Monthly, in arrears	Quarterly, in arrears					In arrears, for applicable term	Quarterly, in arrears	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears
Fronting Fee																		0.125%
Financial Letters of Credit - Minimum Fee												1.50%						1.75%						1.50%
Financial Letters of Credit - Maximum Fee												2.25%						2.50%						2.75%
Financial Letters of Credit - Decline Due to Amendment																		0.75%						0.625%
Non-Financial Letters of Credit - Minimum Fee																								1.00%
Non-Financial Letters of Credit - Maximum Fee																								1.833%
Non-Financial Letters of Credit - Decline Due to Amendment																								0.413%
Commitment Fee					0.25%	0.50%	0.375%						0.25%	0.50%	0.125%				0.375%	0.688%	0.15%
Commitment Fee, Frequency of Payment				Quarterly, in arrears